Abby Incorporated

60 Auburn Bay Avenue

Calgary, Alberta T3M 0K7

February 25, 2011

United States Securities and Exchange Commission

Division of Corporate Finance

100 F Street

Washington DC

20549

Attention: Douglas Brown

Re: File No. 333-170918

Dear Sir,

We enclose our response to your comment letter of December 29, 2010

General

1.

Provide complete responses and: where disclosure has changed. indicate precisely where in the marked version of the amendment you file we will find your responsive changes. Similarly, to the extent comments on one section apply to similar disclosure elsewhere, Further, please provide updated disclosure with each amendment. In particular, update the selling shareholder table and your security ownership and certain beneficial Owners and Management table.

     We have noted this comment and have updated our disclosure where indicated.

2.

Please be sure to update all information in the prospectus to provide disclosure as of a recent date. For example:

▪

on page 6, revise to disclose the number of shares of your common stock issued and outstanding as of a recent date;

  We have noted this comment and have updated our disclosure where indicated.

▪

     On page 8, update the following statement: “We have not earned any revenues to date and we have not achieved profitability as of November 30, 2009.”;

We have revised our disclosure.

▪

update the description of securities on page 21

We have revised our disclosure in this regard.

▪

on page 29, update the statement “We do not have enough funds to complete”

We have updated the disclosure.

▪

on page 30, update the statement “as at November 30

We have updated the disclosure.

1.

Rule 41 9 of Regulation C, concerning offerings by blank check companies,        defines a blank check company in section (a)(2) as a company issuing penny stock that is “a development stage company that has no specific business plan or purpose or has indicated that its business plan is to engage in a merger or acquisition with an unidentified company or companies, or other entity-" See Release No. 336932 (April 28, 1992). Please provide us with an analysis as to why you are not a blank check company and subject to the requirements of Rule 41 9. In your response, please disclose your specific business plan. Tell us your specific plans, including:

We have noted this comment and believe we exceed the status of a blank check company as we have a specific business plan and exploration program to follow and have no plans for a merger or acquisition.

▪

     The experience of your soIe officer and directors in executing your business plan of exploring far gas. In this regard  we note that your sole officer and director has had no previous experience in gas exploration or operating a gas exploration company.

 Even though our President does not have the qualifications or experience in the oil and gas industry, he has taken the necessary steps to familiarize himself with the oil and gas industry and has appointed an additional director with extensive experience in the oil and gas industry.

▪

How your sole officer and director became involved with the Westrose property and whether your sole officer and director has visited the Westrose property, or expects to visit the property in the near future.

Our Officer became aware of the Westrose prospect through Brian Wilkinson P Eng. who is now a Board member, and our president will be visiting the Property with Mr. Wilkinson once we commence Phase one of our exploration plan

▪

The amount of resources currently on hand, and after this 0ffering.

We have $1872 on hand as of August 31, 2010 and will receive no Proceeds from our prospectus. However, we are actively pursuing additional funding through current share holders, family members, business associates, and close personal friends.

▪

The amount of resources you expect to spend in the next 12 months to further your business plan.

During the year we plan on spending at least $28,122.00 on exploration activities during  2011

▪

Substantive steps taken in furtherance of a business plan. In this regard, we note that you recently had interests in a property in Thailand but have since abandoned exploration plans with respect to that property without taking any apparent steps in furtherance of your business plan.

 With respect to the furtherance of our business plan it is our intention to proceed with our exploration phases, raise additional funding to perform the exploration phases and we are actively pursuing additional funding sources as well, one our directors currently holds title in trust for the company and tltle will be transferred  to the company upon completion of phase two of our exploration program.

With respect to the prospect in Thailand the company decided to abandon all interest in Thailand as there was or is serious political upheaval in Thailand and it was felt by management that it would not be prudent to risk personnel and resources in that locale and that the transfer of title may be held up indefinitely due to this upheaval.

The specific timelines for completing the plan, and the specific circumstances that would cause you to delay.

Alternatively, please revise your disclosure  throughout your registration statement to comply with Rule 419.

The document has been updated in this regard.

4. We note your statement that you are in the business of natural gas exploration. Further, we note that in phase one you anticipate hiring a geologist that will take rock, soil and stream sediment samples which will then be shipped to a laboratory far assay, in phase two, you anticipate conducting sampling (both soil and rock); in phase three you anticipate performing a significant amount of seismic, trenching, mapping, VLF-EM and Magnetometer surveys; and in phase four, you anticipate evaluating the results of phase three in order to get a better understanding of any mineralization on your concession. Please indicate how each of these phases will aid in the exploration of natural gas given that some of the techniques you anticipate are typically used in the exploration of minerals.

We have noted this comment and have revised our exploration Budget accordingly.

5.        We note that throughout your filing, you refer to "officers" and Directors" where, in reality, your company has a single director and officer. Please modify your disclosure to accurately reflect the company and its management.

We have noted this comment and have left our disclosure as it appears in the document as it refers to Officers and Directors in the plural form on January 6th we appointed a new Director.

6.        We note that throughout the filing, you reference Mr. Brian Wilkinson and Mitchell Vestco Inc. interchangeably. For example, we note the disclosure on page 25 indicating that Mitchell Vestco Inc. both sold the property to the company and created the geological report. Please include disclosure throughout the filing indicating the relationship between Mr. Wilkinson and Mitchell Vestco Inc. and the relationship each has with the company.

We have noted this comment and it is reflected throughout the disclosure.

7.      We note that you purchased an oil & gas lease located in    Phetchabun, Thailand on. July 17, 2009. Please include disclosure regarding the status of this lease and whether you intend to explore the property.

On May 21st of 2010 the company withdrew its registration statement as filed with the Commission on December 17, 2009.  This withdrawal was effected because the company decided to abandon all interest in Thailand as there was or is serious political unrest there and it was felt by management that it would not be prudent to risk company personnel and resources in that locale.

8.        You state here and on page 23 that you acquired the Westrose property gas concession option on July 17, 2010 from Mitchel Vestco Inc. for 3,000,000 shares of stock, but your financial statements on page F-19 and elsewhere say that you paid $6,000 in May 2010 and $1,000 in July 2010 for this option, and your financial statements do not reflect a transfer of 3,000,000 shares for the Westrose option. Please revise your accounting or disclosure, as appropriate.

         We have noted this comment and updated the disclosure         document.

Summary Financial Information, Page 7

9.      Please update this section to add your most recent interim financial period.

        The document has been updated in this regard.

Risk Factors, Page 7

10.     You state here that your current operating funds are estimated to be sufficient to fund Phases 1 and 2 of your exploration activities.  However, your filing indicates that these phases will cost $30,522 and your financial statements reflect that you have $1,871 in cash as of August 31st, 2010.  Please update your discussions throughout your filing for consistency in this regard and to explain how you will fund your exploration activities.

         We have noted this comment and have updated the disclosure.

Determination of offering price page 12

11.      With respect to the following sentence, please revise to clarify that the offering is the private placement to the selling shareholders that closed on November 30, 2009, not the offering this prospectus relates:  “We determined the offering price of $0.005 is based on what we found could attract investors to invest in our high risk natural gas exploration company”

We have noted this comment and have updated the disclosure.

Directors, Executive  Officers, Promoters and Control Persons

12.      Please briefly discuss the specific experience, qualifications, attributes or skills that led to the conclusion that the person should serve as a director at the time that the disclosure was made, in light of the your business and structure. See Item 401 (e) of Regulation S-K.

        We have noted this comment, and on January 6, 2011 Mr. Brian Wilkinson was appointed to the board of directors, Mr. Wilkinson is a Professional Engineer that specializes in the oil and gas industry. We have also listed his employment history, education and certifications.

Security Ownership of certain beneficial Owners and Management page 20

13.     Please ensure that your Security Ownership of Certain Beneficial Owners and Management table includes all shareholders that are beneficial owners of 5% or more of your common stock. In particular, we note that Mr. Brian Wilkinson received 3,000,000 shares of common stock when the company purchased the Petchabun Prospect. Further, we note that the entity, Mitchell Vestco Inc. received 3,000,000 shares of your common stock. Please revise your Security Ownership of Certain Beneficial Owners and Management table to reflect the ownership interests of Mr. Wilkinson and Mitchell Vestco Inc. as persons who hold 5% or more of the outstanding common stock of your company.

We have updated this disclosure accordingly.

Business Development page 23

14.

You state that Westrose is not yet titled to you and that transferring title is a simple process that takes about two weeks. Please expand your disclosure to explain why title has not yet been transferred to you and when it will be transferred.  Also, please explain ' the legal obligations that Mitchel Vestco Inc. has with regard to transferring title to you and the recourse you have in this regard.

We have noted this comment and have revised our disclosure to reflect that the transfer of title will commence once we complete phase two of the proposed exploration program.

Natural Gas Concession Description page 26

15.

We note your reference to a subsidiary of the company. Please provide disclosure and file as an exhibit a list of all your subsidiaries. See Item 601(a)(21) of Regulation S-K.

This was a typographical error and has been rectified. We have no subsidiaries and we are not a subsidiary of any other company.

       16.    We note your general reference to existing regulations. Please provide disclosure regarding specific regulation and approvals that must be received by the company prior to engaging in exploration.

We have noted this comment and have provided disclosure as to government regulations.

17

Please expand your discussions of results of operations and liquidity,     as well as other relevant discussion in MD&A and throughout your filing, to. address your activities and financial position through your most recent balance sheet date (i.e., August 31, 201 0), rather than only at November 30,2009. For example, the information on page 36 should also be updated.

       We have noted this comment and adjusted our document                accordingly.

Risks and uncertainties page 32

18.

We note the statement in the first paragraph of page 33, for example, if the price of gas were to dramatically decline this could make any gas we have on our concession uneconomical to." Please revise to provide a complete statement.

We have noted this comment and have adjusted the document accordingly.

Unaudited Financial Statements for the interim period ended February 28, page F-9

      19.          We note that your balance sheet here is not formatted appropriately, and the weighted average shares outstanding presented on your statements of operations on page F-1 0 appears to be incorrect. Please correct these problems or omit the interim financial statements for the quarters ended February 28,2010, and May 31,2010, since only the most recent financial statements are required. Refer to Rule 8-03 of Regulation S-X

We have noted this comment and have adjusted the document accordingly.

Exhibits

        20.        It is unclear whether the Purchase Agreement filed as Exhibit 10.1 was signed. Please file a signed version of the Purchase Agreement.

We have attached signed purchase agreement to our amendment number 1.

We trust that our responses are adequate and look forward to any further comments that you might have.

Sincerely,

Abby, Inc.

/s/Don Thompson

 president